Loans (Additional Information) (Details) (Unsecured Debt [Member])	Dec. 31, 2012
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period	120 days
Commercial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquency period	90 days